Dreyfus New York Tax Exempt Bond Fund, Inc.

Incorporated herein by reference is a revised version of the prospectus for Dreyfus New York Tax Exempt Bond Fund, Inc. filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on March 19, 2014 (SEC Accession No. - 0000723765-14-000005).